SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Years shares	Jun. 30, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”)
Maturity for share option and incentive plans | Years	10
Employees Directors And Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options approved to grant | shares	471,000	302,000
Fair value of options granted | $	$ 153	$ 181
Subsidiaries Employees Consultants And Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options approved to grant | shares	546,839	297,523
Fair value of options granted | $	$ 1,601	$ 908
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs approved to grant | shares	332,600	25,200
Fair value of restricted stock units granted | $	$ 249	$ 25